Cover page	Jul. 28, 2022	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	GENESIS ENERGY LP
Entity Incorporation, State or Country Code		DE
Entity File Number		1-12295
Entity Tax Identification Number		76-0513049
Entity Address, Address Line One		919 Milam,
Entity Address, Address Line Two		Suite 2100,
Entity Address, City or Town		Houston,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code	713
Local Phone Number	860-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	GEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001022321
Amendment Flag	false